Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Statement From Continuing and Discontinued Operations
The results of the discontinued operations, which have been included in the profit for the year, were as follows:

	2020	2019	2018
Revenues	2,969,459	5,276,393	4,903,157
Operating costs and expenses	(2,236,741)	(3,766,185)	(3,618,156)
Financial results, net	(159,589)	(394,142)	(474,842)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	303,484	—	—
Gain on disposal of discontinued operations (*)	5,769,070	—	—

Profit (loss) before income tax	6,645,683	1,116,066	810,159
Income tax	(1,517,082)	(95,811)	(66,461)
Net profit for the year from discontinued operations	5,128,601	1,020,255	743,698

Net profit for the year from discontinued operations attributable to:
Owners of the parent company	4,876,687	520,347	379,298
Non-controlling interest	251,914	499,908	364,399
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Owners of the parent company (in pesos)	8.1820	0.8730	0.6364
Non-controlling interest (in pesos)	0.4227	0.8387	0.6114

(*)
It is the agreed price of the transaction, which amounted to 9,013,416, net of the derecognition of the equity value of the long term investment by 3,185,411 and the costs related to the sale for 58,935.

Summary of Cash Flows From Continuing and Discontinued Operations
The information summarized in the statement of cash flows generated by the Yguazú Cementos S.A. transaction for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Net cash generated by operating activities	837,590	1,511,718	1,576,277
Net cash used in investing activities	(137,227)	(48,890)	(167,013)
Net cash used in financing activities	(2,573,229)	(1,570,984)	(660,367)

Total funds used during the fiscal year for discontinued operations	(1,872,865)	(108,155)	748,897

Summary of Asset and Liabilities From Continuing and Discontinued Operations
The main assets and liabilities of Yguazú Cementos S.A. as of December 31, 2019
a
re presented below:

2019
Assets
Property, plant and equipment	7,517,437
Inventories	875,908
Other assets	90,427
Trade receivables	518,002
Cash and banks	1,719,399

Total assets	10,721,173
Liabilities
Borrowings	4,106,480
Accounts payable	448,327
Deferred tax liabilities	64,506
Other liabilities	83,906

Total liabilities	4,703,219
Shareholders’ equity attributable to owners of the parent company	3,069,256
Non-controlling interest	2,948,698

Total shareholders’ equity and liabilities	6,017,954